Average Annual Total Returns		12 Months Ended	48 Months Ended	60 Months Ended	63 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® TR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® TR Index
Average Annual Return, Percent		25.02%	13.40%	14.53%	15.68%
S&P SmallCap 600® TR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P SmallCap 600® TR Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		8.70%		8.36%	9.57%
MSCI® AC World Index ex USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI® AC World Index ex USA Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		5.53%		4.10%	5.61%
Bloomberg® U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg® U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(1.99%)	(0.33%)	(0.28%)
Bloomberg® U.S. Corporate 1-5 Years Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg® U.S. Corporate 1-5 Years Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		4.95%	1.20%
Bloomberg® 1-15 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg® U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		1.25%		(0.33%)	(0.28%)
Bloomberg® Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg® Municipal Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		1.05%		0.99%	1.08%
Overlay Shares Large Cap Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		27.66%		15.01%	16.37%
Performance Inception Date	Sep. 30, 2019
Overlay Shares Large Cap Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		27.16%		14.34%	15.69%
Overlay Shares Large Cap Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		16.72%		11.92%	13.10%
Overlay Shares Small Cap Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.05%		8.77%	10.20%
Performance Inception Date	Sep. 30, 2019
Overlay Shares Small Cap Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		10.03%		7.99%	9.41%
Overlay Shares Small Cap Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		7.24%		6.78%	7.96%
Overlay Shares Foreign Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.33%		2.57%	3.44%
Performance Inception Date	Sep. 30, 2019
Overlay Shares Foreign Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.60%		1.76%	2.55%
Overlay Shares Foreign Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		4.22%		1.87%	2.52%
Overlay Shares Hedged Large Cap Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		18.42%	8.81%
Performance Inception Date	Jan. 14, 2021
Overlay Shares Hedged Large Cap Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		18.33%	8.66%
Overlay Shares Hedged Large Cap Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		10.97%	6.88%
Overlay Shares Core Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.80%		0.37%	0.58%
Performance Inception Date	Sep. 30, 2019
Overlay Shares Core Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		2.53%		(0.87%)	(0.64%)
Overlay Shares Core Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		2.26%		(0.16%)	0.01%
Overlay Shares Short Term Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.45%	1.65%
Performance Inception Date	Jan. 14, 2021
Overlay Shares Short Term Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.55%	0.29%
Overlay Shares Short Term Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		4.59%	0.73%
Overlay Shares Municipal Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.57%		1.72%	1.97%
Performance Inception Date	Sep. 30, 2019
Overlay Shares Municipal Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		1.87%		0.77%	1.04%
Overlay Shares Municipal Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		2.30%		1.27%	1.48%